SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 5) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Basic earnings (loss) per share	$ (0.09)	$ (0.45)	$ 0.03
Diluted earnings (loss) per share	$ (0.09)	$ (0.45)	$ 0.03
Earning loss Per Share [Member]
Statement [Line Items]
Net income (loss) for the period	$ (7,482)	$ (2,335)	$ 1,657
Basic weighted average number of shares outstanding	83,180,069	69,980,178	56,851,626
Effect of dilutive share options, warrants, and RSUs			3,149,011
Diluted weighted average number of shares outstanding	83,180,069	69,980,178	60,000,637
Basic earnings (loss) per share	$ (0.09)	$ (0.03)	$ 0.03
Diluted earnings (loss) per share	$ (0.09)	$ (0.03)	$ 0.03